Mine restoration provisions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Inflation rate	2.20%
Estimated undiscounted cash outflow to settle mine restoration cost	$ 200	$ 187
Bottom of range
Disclosure of fair value measurement of assets [line items]
Discount rate	4.12%
Top of range
Disclosure of fair value measurement of assets [line items]
Discount rate	4.28%